UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Diane Bono
P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Tortoise Power and Energy Infrastructure Fund, Inc.
Schedule of Investments (unaudited)
February 28, 2018

	Principal
	Amount	Fair Value
Corporate Bonds — 71.4%(1)
Crude Oil Pipelines — 11.2%(1)
Canada — 5.7%(1)
Enbridge Inc.,
5.500%, 07/15/2077	$8,500,000	$8,204,540
United States — 5.5%(1)
SemGroup Corp.,
6.375%, 03/15/2025	6,000,000	5,910,000
SemGroup Corp.,
5.625%, 11/15/2023	2,000,000	1,935,000
		16,049,540
Natural Gas/Natural Gas Liquids Pipelines — 29.5%(1)
Canada — 5.1%(1)
TransCanada Corporation,
5.625%, 05/20/2075	7,000,000	7,315,000
United States — 24.4%(1)
Cheniere Corp.,
7.000%, 06/30/2024	4,000,000	4,476,000
Cheniere Corp.,
5.875%, 03/31/2025	2,000,000	2,115,000
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	2,000,000	2,006,278
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020(2)	1,500,000	1,578,326
Kinder Morgan, Inc.,
6.500%, 09/15/2020	4,000,000	4,304,044
Kinder Morgan, Inc.,
4.300%, 03/01/2028	3,000,000	2,989,950
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019(2)	2,000,000	2,060,000
ONEOK, Inc.,
4.250%, 02/01/2022	4,500,000	4,613,850
ONEOK, Inc.,
7.500%, 09/01/2023	2,000,000	2,336,570
Rockies Express Pipeline, LLC,
6.000%, 01/15/2019(2)	4,000,000	4,090,000
Ruby Pipeline, LLC,
6.000%, 04/01/2022(2)	1,420,455	1,481,609
Southern Star Central Corp.,
5.125%, 07/15/2022(2)	3,000,000	3,067,500
		42,434,127
Natural Gas Gathering/Processing — 11.8%(1)
United States — 11.8%(1)
Blue Racer Midstream, LLC,
6.125%, 11/15/2022(2)	4,000,000	4,100,000
DCP Midstream LLC,
9.750%, 03/15/2019(2)	4,000,000	4,240,000
The Williams Companies, Inc.,
7.875%, 09/01/2021	5,000,000	5,600,000
The Williams Companies, Inc.,
4.550%, 06/24/2024	3,000,000	3,022,500
		16,962,500
Oil and Gas Production — 1.9%(1)
United States — 1.9%(1)
Carrizo Oil & Gas, Inc.,
7.500%, 09/15/2020	582,000	593,640
EQT Corporation,
8.125%, 06/01/2019	2,000,000	2,123,780
		2,717,420
Power/Utility — 15.5%(1)
United States — 15.5%(1)
The AES Corporation,
5.500%, 04/15/2025	4,000,000	4,100,000
CMS Energy Corp.,
8.750%, 06/15/2019	1,729,000	1,853,057
Dominion Resources, Inc.,
5.750%, 10/01/2054	4,000,000	4,260,000
Duquesne Light Holdings, Inc.,
6.400%, 09/15/2020(2)	3,000,000	3,232,629
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021(2)	2,000,000	2,176,084
NRG Energy, Inc.,
6.250%, 07/15/2022	2,000,000	2,065,000
NRG Yield Operating LLC,
5.375%, 08/15/2024	2,500,000	2,526,550
NV Energy, Inc.,
6.250%, 11/15/2020	1,000,000	1,085,031
Pattern Energy Group Inc.,
5.875%, 02/01/2024(2)	1,000,000	1,029,800
		22,328,151
Refining — 1.5%(1)
United States — 1.5%(1)
HollyFrontier Corporation,
5.875%, 04/01/2026	2,000,000	2,158,550
Total Corporate Bonds
(Cost $99,950,265)		102,650,288

	Shares	Fair Value
Master Limited Partnerships
and Related Companies — 37.7%(1)
Crude Oil Pipelines — 8.7%(1)
United States — 8.7%(1)
Andeavor Logistics LP	33,993	$1,579,995
BP Midstream Partners LP	56,069	1,068,675
Enbridge Energy Management, L.L.C.(3)	656,634	7,735,152
Shell Midstream Partners, L.P.	89,044	2,141,508
		12,525,330
Natural Gas/Natural Gas Liquids Pipelines — 10.3%(1)
United States — 10.3%(1)
Energy Transfer Equity, L.P.	30,902	478,981
Energy Transfer Partners, L.P.	528,169	9,617,958
Enterprise Products Partners L.P.	119,603	3,040,308
Tallgrass Energy Partners, LP	44,952	1,723,909
		14,861,156
Natural Gas Gathering/Processing — 8.8%(1)
United States — 8.8%(1)
DCP Midstream, LP	20,914	749,558
EnLink Midstream Partners, LP	128,687	1,878,830
MPLX LP	146,476	5,057,816
Rice Midstream Partners LP	102,565	1,949,761
Western Gas Partners, LP	63,378	2,950,246
		12,586,211
Refined Product Pipelines — 9.9%(1)
United States — 9.9%(1)
Buckeye Partners, L.P.	56,618	2,536,486
Holly Energy Partners, L.P.	79,711	2,343,504
Holly Energy Partners, L.P.(2)	67,874	1,905,902
Magellan Midstream Partners, L.P.	36,250	2,264,175
NuStar Energy L.P.	102,338	2,245,296
Phillips 66 Partners LP	53,422	2,625,157
Valero Energy Partners LP	9,774	376,592
		14,297,112
Total Master Limited Partnerships
and Related Companies (Cost $50,207,697)		54,269,809
Common Stock — 19.2%(1)
Crude Oil Pipelines — 4.2%(1)
United States — 4.2%(1)
Plains GP Holdings, L.P.	292,549	6,085,019
Natural Gas/Natural Gas Liquids Pipelines — 8.8%(1)
United States — 8.8%(1)
ONEOK, Inc.	148,091	8,341,966
Tallgrass Energy GP, LP	217,635	4,385,345
		12,727,311
Natural Gas Gathering/Processing — 6.2%(1)
United States — 6.2%(1)
EnLink Midstream LLC	125,234	1,840,940
Targa Resources Corp.	138,091	6,165,763
The Williams Companies, Inc.	30,396	843,793
		8,850,496
Total Common Stock
(Cost $24,049,327)		27,662,826

	Shares	Fair Value
Preferred Stock — 6.2%(1)
Crude Oil Pipelines — 1.4%(1)
United States — 1.4%(1)
SemGroup Corporation,
7.000%(2)(4)	2,120	$2,056,579
Natural Gas Gathering/Processing — 1.3%(1)
United States — 1.3%(1)
Targa Resources Corp.,
9.500%(2)(4)	1,685	1,865,652
Oil and Gas Production — 0.6%(1)
United States — 0.6%(1)
Anadarko Petroleum Corporation,
7.500%, 06/07/2018	24,400	793,000
Power/Utility — 2.9%(1)
United States — 2.9%(1)
DTE Energy,
6.500%, 10/01/2019	39,600	2,048,904
Sempra Energy,
6.000%, 01/15/2021	21,189	2,147,081
		4,195,985
Total Preferred Stock
(Cost $8,743,815)		8,911,216
Short-Term Investment — 0.2%(1)
United States Investment Company — 0.2%(1)
Invesco Government & Agency Portfolio — Institutional Class,
1.30%(5) (Cost $278,528)	278,528	278,528
Total Investments — 134.7%(1)
(Cost $183,229,632)		193,772,667
Interest Rate Swap Contracts — 0.1%(1)
$15,000,000 notional — net unrealized appreciation		143,022
Other Assets and Liabilities — (0.6)%(1)		(907,395)
Credit Facility Borrowings — (34.2)%(1)		(49,200,000)
Total Net Assets Applicable
to Common Stockholders — 100.0%(1)		$143,808,294

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $32,884,081 which represents 22.9% of net assets.
(3)	Security distributions are paid-in-kind. Rate determined by dividing the cash value of a distribution declared by Enbridge Energy Partners, L.P. by the average closing price of Enbridge Energy Management, L.L.C. shares for the ten consecutive trading days prior to the ex-dividend date.
(4)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures.
(5)	Rate indicated is the current yield as of February 28,2018.

Schedule of Interest Rate Swap Contracts (unaudited)
February 28, 2018

			Fixed Rate	Floating Rate
	Maturity	Notional	Paid by	Received by	Unrealized
Counterparty	Date	Amount	TPZ	TPZ	Appreciation
Wells Fargo Bank, N.A.	08/06/2018	$6,000,000	1.950%	3-month U.S. Dollar LIBOR	$116,813
Wells Fargo Bank, N.A.	11/29/2019	6,000,000	1.330%	3-month U.S. Dollar LIBOR	1,621
Wells Fargo Bank, N.A.	08/06/2020	3,000,000	2.180%	3-month U.S. Dollar LIBOR	24,588
		$15,000,000			$143,022

Various inputs are used in determining the fair value of the Company’s investments and financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2018. These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$—	$102,650,288	$—	$102,650,288
Master Limited Partnerships and Related Companies(a)	52,363,907	1,905,902	—	54,269,809
Common Stock(a)	27,662,826	—	—	27,662,826
Preferred Stock(a)	4,988,985	—	3,922,231	8,911,216
Short-Term Investment(b)	278,528	—	—	278,528
Total Investments	85,294,246	104,556,190	3,922,231	193,772,667
Interest Rate Swap Contracts	—	143,022	—	143,022
Total Assets	$85,294,246	$104,699,212	$3,922,231	$193,915,689

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company utilizes the beginning of reporting period method for determining transfers between levels. During the period ended February 28, 2018, Phillips 66 Partners LP common units held by the Company in the amount of $1,333,876 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Phillips 66 Partners LP. There were no other transfers between levels for the Company during the period ended February 28, 2018.

Security Valuation
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value. The Company primarily owns securities that are listed on a securities exchange or are traded in the over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. These securities are categorized as Level 1 in the fair value hierarchy.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit the Company’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s liquidity and fair value. If such a security is convertible into publicly traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy. To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount. If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity. Unobservable inputs reflect the Company’s own beliefs about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Unobservable inputs are developed based on the best information available in the circumstances, which might include the Company’s own data. The Company’s own data is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The Company generally values debt securities at evaluated bid prices obtained from an independent third-party valuation service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security. Debt securities with 60 days or less to maturity at time of purchase are valued on the basis of amortized cost, which approximates market value.

Interest rate swap contracts are valued by using industry-accepted models, which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, and are categorized as Level 2 in the fair value hierarchy.

The following tables present the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2018:

Preferred Stock
Balance — beginning of year	$1,811,854
Purchases	2,120,000
Return of capital	—
Sales	—
Total realized gains	—
Change in unrealized gain/loss	(9,623)
Balance — end of year	$3,922,231

Change in unrealized gain/loss on investments
still held at February 28, 2018	$(9,623)

Certain of the Company’s investments are restricted and are valued as determined in accordance with fair value procedures. The following table shows the principal amount or shares, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at February 28, 2018.

						Fair Value
		Principal				as Percent
Investment Security	Investment Type	Amount/Shares	Acquisition Date(s)	Acquisition Cost	Fair Value	of Net Assets
Blue Racer Midstream, LLC,
6.125%, 11/15/2022*	Corporate Bond	$4,000,000	06/23/16-07/29/16	$3,810,000	$4,100,000	2.9%
DCP Midstream LLC,
9.750%, 03/15/2019*	Corporate Bond	$4,000,000	08/07/09-08/16/12	3,674,870	4,240,000	3.0
Duquesne Light Holdings, Inc.,
6.400%, 09/15/2020*	Corporate Bond	$3,000,000	11/30/11	3,180,330	3,232,629	2.3
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021*	Corporate Bond	$2,000,000	11/18/11-12/05/11	2,074,420	2,176,084	1.5
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020*	Corporate Bond	$1,500,000	07/08/10-01/04/11	1,551,220	1,578,326	1.1
Midcontinent Express Pipeline, LLC,
6.700%, 09/15/2019*	Corporate Bond	$2,000,000	09/09/09-03/02/10	2,061,010	2,060,000	1.4
Pattern Energy Group Inc.,
5.875%, 02/01/2024*	Corporate Bond	$1,000,000	01/20/17-01/23/17	1,011,875	1,029,800	0.7
Rockies Express Pipeline, LLC,
6.000%, 01/15/2019*	Corporate Bond	$4,000,000	08/03/15	4,130,000	4,090,000	2.9
Ruby Pipeline, LLC,
6.000%, 04/01/2022*	Corporate Bond	$1,420,455	09/17/12	1,616,250	1,481,609	1.0
Southern Star Central Corp.,
5.125%, 07/15/2022*	Corporate Bond	$3,000,000	06/17/14	3,041,250	3,067,500	2.1
Holly Energy Partners, L.P.	Master Limited Partnership	67,874	02/06/18	2,017,894	1,905,902	1.3
SemGroup Corporation,
7.000%	Preferred Stock	2,120	01/19/18	2,120,000	2,056,579	1.4
Targa Resources Corp.,
9.500%	Preferred Stock	1,685	03/16/16	1,491,965	1,865,652	1.3
				$31,781,084	$32,884,081	22.9%

* Security is eligible for resale under Rule 144A under the 1933 Act.

Item 2. Controls and Procedures.

a)	The registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: April 30, 2018

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 30, 2018

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer